Expense Example {- Consumer Discretionary Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-20 - Consumer Discretionary Portfolio - VIP Consumer Discretionary Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930